Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	March 31, 2021
	Adjusted Cost	Unrealized Losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
	(in thousands)
Assets
Cash	$5,725	$—	$5,725	$5,725	$—
Level 1
Money market funds	434,984	—	434,984	434,984	—
Level 2
U.S. Government securities	5,089	(1)	5,088	—	5,088
Commercial paper	59,967	(11)	59,956	28,696	31,260
Corporate bonds	17,141	(17)	17,124	—	17,124

Subtotal	82,197	(29)	82,168	28,696	53,472

Total assets	$522,906	$(29)	$522,877	$469,405	$53,472

Liabilities
Level 3
Warrant liabilities	2,346	—	2,346	—	—

Total liabilities	$2,346	$—	$2,346	$—	$—

Summary of Changes in Fair Value of Level 3 Financial Instruments

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

March 31, 2021
Private Placement Warrant Liability
(in thousands)
Fair value as of January 1, 2021	$—
Private placement warrant liability acquired as part of the merger	$3,014
Change in the fair value included in other income (expense), net	$(668)

Fair value as of March 31, 2021	$2,346

Schedule of Fair Value of Warrant Liabilities

The key inputs into the Black-Scholes option pricing model for the private warrants were as follows for the relevant periods:

	March 31, 2021	March 12, 2021
Expected term (years)	4.9	5.0
Expected volatility	62.6%	70.0%
Risk-free interest rate	0.90%	0.85%
Exercise Price	$11.50	$11.50

The change in fair value of the warrant liabilities for the period from February 6, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant Liabilities
Fair value as of February 6, 2020 (inception)	$—
Initial measurement on February 6, 2020(1)	423,330
Change in fair value of warrant liabilities	(6,180)

Fair value as of March 31, 2020	417,150
Change in fair value of warrant liabilities	71,070

Fair value as of June 30, 2020	488,220
Change in fair value of warrant liabilities	49,440

Fair value as of September 30, 2020	537,660
Change in fair value of warrant liabilities	1,881,810

Fair value as of December 31, 2020	$2,419,470

(1)	Includes 277,500 warrants issued on February 6, 2020 and 31,500 warrants issued on February 10, 2020 as a result of the Over-Allotment Private Placement.